Warrant Liabilities - Schedule of Movement of the Warrant Liability (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance	SFr 19,851	SFr 5,370
Number of outstanding warrants, Beginning Balance (Share)	4,018,384	4,254,096
Issuance of warrants	SFr 122	SFr 294
Issuance of warrants (Share)	15,989	43,321
Fair value loss on warrant liability	SFr 12,294	SFr 15,531
Exercise of public and private warrants	SFr (17,789)	SFr (1,344)
Exercise of public and private warrants (Share)	(1,929,467)	(279,033)
Warrant liabilities, Ending Balance	SFr 14,478	SFr 19,851
Number of outstanding warrants, Ending Balance (Share)	2,104,906	4,018,384
BCA Warrants
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance	SFr 19,390	SFr 5,370
Fair value loss on warrant liability	12,280	15,364
Exercise of public and private warrants	(17,789)	(1,344)
Warrant liabilities, Ending Balance	13,881	19,390
Amended Blackrock Warrant
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance	461
Issuance of warrants	122
Fair value loss on warrant liability	14
Warrant liabilities, Ending Balance	597	461
Blackrock Warrant
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance	SFr 461
Issuance of warrants		294
Fair value loss on warrant liability		167
Warrant liabilities, Ending Balance		SFr 461